Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Future Minimum Lease Payments Receivable Under Long-Term Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases as of December 31, 2016:

Year ending December 31:
2017	$276,138
2018	195,648
2019	135,656
2020	88,705
2021 and thereafter	109,997
Total future minimum lease payments receivable	$806,144

Weighted Average and Average Sales Prices of Major Equipment Types

The Company believes the best comparison points are the weighted averages for this period excluding the highest and lowest years or periods and average sales prices for the last two periods/years which highlight the most current period trends as shown in the table below for each of our major equipment types.

Periods	Dry containers			Refrigerated Containers
	20’	40’	40’ High Cube	40’ High Cube
Weighted average sales price from 2008 to August 2015 (excludes the highest and lowest periods)	$1,268	$1,584	$1,786	$6,120
Average sales price:
2014	$1,182	$1,372	$1,556	$6,665
Year-to-date August 2015	$1,015	$1,192	$1,329	$3,990

As previously mentioned, the Company does not adjust long-term residual value estimates based on short-term data points including year-to-date July 2016 average sales prices shown in the table below.

Periods	Dry Containers			Refrigerated Containers
	20'	40'	40' High Cube	40' High Cube
Weighted average sales price from 2008 to July 2016 (excludes the highest and lowest periods)	$1,172	$1,474	$1,645	$4,931
Average sales price:
2015	$966	$1,132	$1,229	$3,747
Year-to-date July 2016	$734	$835	$914	$3,626

Estimated Useful Lives and Residual Values of Containers

The Company estimates the useful lives and residual values of its containers to be as follows:

	Effective July 1, 2016		2015 through June 30, 2016
	Estimated useful	Residual	Estimated useful	Residual
	life (years)	Value	life (years)	Value
Dry containers other than open top and flat rack containers:
20'	13	$950	13	$1,050
40'	14	$1,150	13	$1,300
40' high cube	13	$1,300	13	$1,450	(1)
45' high cube dry van	13	$1,500	13	$1,500
Refrigerated containers:
20'	12	$2,750	12	$2,750
20' high cube	12	$2,049	12	$2,049
40' high cube	12	$4,500	12	$4,500
Open top and flat rack containers:
20' folding flat rack	15	$1,300	14	$1,300
40' folding flat rack	16	$1,700	14	$2,000
20' open top	15	$1,500	14	$1,500
40' open top	14	$2,500	14	$2,500
Tank containers	20	10% of cost	20	10% of cost

Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type

The cost, accumulated depreciation and net book value of the Company’s leasing equipment by equipment type as of December 31, 2016 and 2015 were as follows:

	2016			2015
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,402,013	$(304,652)	$1,097,361	$1,394,669	$(256,363)	$1,138,306
40'	253,375	(76,344)	177,031	279,002	(78,746)	200,256
40' high cube	1,861,727	(405,503)	1,456,224	1,812,796	(332,551)	1,480,245
45' high cube dry van	29,823	(6,957)	22,866	33,181	(5,627)	27,554
Refrigerated containers:			—			—
20'	24,420	(3,830)	20,590	18,721	(2,568)	16,153
20' high cube	5,149	(1,948)	3,201	5,155	(1,569)	3,586
40' high cube	1,004,532	(169,383)	835,149	849,579	(118,733)	730,846
Open top and flat rack containers:			—			—
20' folding flat	16,712	(2,942)	13,770	15,522	(2,571)	12,951
40' folding flat	43,620	(12,634)	30,986	44,977	(10,833)	34,144
20' open top	11,048	(1,069)	9,979	11,553	(1,051)	10,502
40' open top	27,117	(3,778)	23,339	27,331	(3,375)	23,956
Tank containers	31,582	(1,744)	29,838	18,615	(803)	17,812
	$4,711,118	$(990,784)	$3,720,334	$4,511,101	$(814,790)	$3,696,311

Schedule of Impairment Analysis By Equipment Type

The following table details the results of the Company’s impairment analysis by equipment type:

	Carrying Value	Excess Cash Flow Over Carrying Value	% Excess
Dry containers other than open top and flat rack containers:
20'	$1,097,361	$221,332	20.2%
40'	177,031	37,113	21.0%
40' high cube	1,456,224	184,572	12.7%
45' high cube dry van	22,866	5,731	25.1%
Refrigerated containers:
20'	20,590	7,068	34.3%
20' high cube	3,201	1,954	61.0%
40' high cube	835,149	179,924	21.5%
Open top and flat rack containers:
20' folding flat	13,770	4,795	34.8%
40' folding flat	30,986	21,709	70.1%
20' open top	9,979	7,539	75.5%
40' open top	23,339	13,313	57.0%
Tank containers	29,838	33,497	112.3%
	$3,720,334	$718,547	19.3%

Net Gains on Sales of Containers

During the years ended December 31, 2016, 2015 and 2014, the Company recorded the following net gains on sales of containers, included in gains on sale of containers, net in the consolidated statements of comprehensive (loss) income:

	2016		2015		2014 (1)
	Units	Amount	Units	Amount	Units	Amount
Gains on sale of previously written down containers, net	118,071	$9,151	65,786	$2,336	30,686	$3,657
Gains on sale of containers not written down, net	20,319	402	45,777	1,118	66,877	9,413
Gains on sales of containers, net	138,390	$9,553	111,563	$3,454	97,563	$13,070

Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings

Except for the countries outside of the U.S. noted in the table below, customers in no other single country made up greater than 10% of the Company’s total fleet container lease rental income during 2016, 2015 and 2014.

Country	2016	2015	2014
France	15.3%	12.2%	11.8%
People's Republic of China	14.1%	15.9%	16.5%
Switzerland	13.4%	11.5%	10.8%
Taiwan	12.2%	11.1%	10.1%
Korea	9.9%	11.6%	11.5%
Singapore	8.7%	11.0%	10.6%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS

A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2016, 2015 and 2014 is presented as follows:

Share amounts in thousands	2016	2015 (1)	2014 (1)
Numerator:
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders	$(50,662)	$108,408	$190,555
Denominator:
Weighted average common shares outstanding-- basic	56,608	56,953	56,719
Dilutive share options and restricted share units	—	140	360
Weighted average common shares outstanding-- diluted	$56,608	$57,093	$57,079
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$(0.89)	$1.90	$3.36
Diluted	$(0.89)	$1.90	$3.34
Anti-dilutive share options and restricted share units, excluded from the computation of diluted EPS because they were anti-dilutive	1,361,071	1,158,326	244,971

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Assets
Interest rate swaps, collars and caps	$—	$4,816	$—
Total	$—	$4,816	$—
Liabilities
Interest rate swaps, collars and caps	$—	$1,204	$—
Total	$—	$1,204	$—
December 31, 2015
Assets
Interest rate swaps, collars and caps	$—	$814	$—
Total	$—	$814	$—
Liabilities
Interest rate swaps, collars and caps	$—	$3,412	$—
Total	$—	$3,412	$—

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2016 and 2015:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2016 and 2015
	(Level 1)	(Level 2)	(Level 3)	Total Impairments (2)
December 31, 2016
Assets
Containers held for sale (1)	$—	$19,230	$—	$66,455
Total	$—	$19,230	$—	$66,455
December 31, 2015
Assets
Containers held for sale (1)	$—	$32,153	$—	$32,680
Total	$—	$32,153	$—	$32,680